28. Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ 296	$ 477	$ 330
Exploration expenditures written off (includes dry wells and signature bonuses)	456	308	87
Contractual penalties	38	4	91
Other exploration expenses	13	10	16
Total expenses	803	799	524
Cash used in :
Operating activities	307	485	346
Investment activities	532	17,265	1,273
Total cash used	$ 839	$ 17,750	$ 1,619